Other Financial Data (Changes in Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance as of December 31, 2012	$ (3,300)
Other comprehensive income (loss) before reclassifications	947
Amounts reclassified from accumulated other comprehensive income (loss)	66
Total other comprehensive income (loss)	1,013	(424)	(654)
Balance as of December 31, 2013	(2,287)	(3,300)
Gains and Losses on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance as of December 31, 2012	1
Other comprehensive income (loss) before reclassifications	(1)
Amounts reclassified from accumulated other comprehensive income (loss)	(1)
Total other comprehensive income (loss)	(2)
Balance as of December 31, 2013	(1)
Unrealized Gains and Losses on Available-for-Sale Securities
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance as of December 31, 2012	2
Other comprehensive income (loss) before reclassifications	(1)
Amounts reclassified from accumulated other comprehensive income (loss)	(3)
Total other comprehensive income (loss)	(4)
Balance as of December 31, 2013	(2)
Retirement Benefit Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance as of December 31, 2012	(3,211)
Other comprehensive income (loss) before reclassifications	953
Amounts reclassified from accumulated other comprehensive income (loss)	70
Total other comprehensive income (loss)	1,023
Balance as of December 31, 2013	(2,188)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance as of December 31, 2012	(92)
Other comprehensive income (loss) before reclassifications	(4)
Amounts reclassified from accumulated other comprehensive income (loss)	0
Total other comprehensive income (loss)	(4)
Balance as of December 31, 2013	$ (96)